Supplementary cash flow information - Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	$ (5,205)	$ 200,000
Repayment of debt assumed in business acquisitions	28,609	9,119
Settlement of derivative financial instruments	2,430	0
Long-term debt
Financing activities
Balance, beginning of year	1,862,003	1,910,975
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	(5,205)	200,000
Increase of long-term debt	20,111	18,921
Repayment of long-term debt	(121,771)	(199,841)
Repayment of debt assumed in business acquisitions	(28,609)	(9,119)
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Increase in obligations under finance leases	9,192	3,508
Additions through business acquisitions	27,925	17,879
Changes in foreign currency exchange rate	50,968	(69,486)
Other	(13,721)	(10,834)
Balance, end of year	1,800,893	1,862,003
Derivative financial instruments to hedge long-term debt
Financing activities
Balance, beginning of year	58,844	14,520
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	0	0
Increase of long-term debt	0	0
Repayment of long-term debt	0	0
Repayment of debt assumed in business acquisitions	0	0
Settlement of derivative financial instruments	(2,430)	0
Non-cash financing activities
Increase in obligations under finance leases	0	0
Additions through business acquisitions	0	0
Changes in foreign currency exchange rate	(13,197)	44,324
Other	0	0
Balance, end of year	$ 43,217	$ 58,844